Basis of Presentation and Significant Accounting Policies, Professional Liability (Q2) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Professional Liability [Abstract]
Malpractice insurance, limit per claim	$ 1.0	$ 1.0
Malpractice insurance limit in aggregate per policy period	3.0	4.0	$ 4.0
Malpractice insurance, extended coverage limit per claim	2.0	2.0
Malpractice insurance extended coverage limit in aggregate per policy period	$ 4.0	$ 4.0